Fair value measurements - Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014
Assets:
Derivative assets		¥ 42,100,000		¥ 26,069,000
Netting	[1],[2]	(40,514,000)		(23,764,000)
Collateralized agreements		16,719,520		17,347,001
Other assets		822,566		784,174
Liabilities:
Derivative liabilities	[3]	41,785,000		26,068,000
Netting	[1],[2]	(40,460,000)		(24,030,000)
Short-term borrowings		189,018		49,279
Collateralized financing		15,379,803		17,111,999
Long-term borrowings		2,578,489		1,984,986
Recurring
Assets:
Trading assets and private equity investments	[4]	15,723,000		16,409,000
Derivative assets	[5]	1,586,000		2,305,000
Netting	[2]	(40,514,000)		(23,764,000)
Subtotal, Assets		17,309,000		18,714,000
Loans and receivables	[6]	319,000		306,000
Collateralized agreements	[7]	1,530,000		1,087,000
Total Assets		20,633,000		21,639,000
Liabilities:
Trading liabilities		8,735,000		8,957,000
Derivative liabilities		1,309,000		2,090,000
Netting	[2]	(40,460,000)		(24,030,000)
Subtotal, Liabilities		10,044,000		11,047,000
Short-term borrowings	[8]	189,000		49,000
Payables and deposits	[9]	0		0
Collateralized financing	[7]	983,000		530,000
Long-term borrowings	[8],[10],[11]	2,601,000		1,967,000
Other liabilities	[12]	204,000		238,000
Total Liabilities		14,021,000		13,831,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	2,456,000		2,899,000
Liabilities:
Trading liabilities		1,092,000		907,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13]	49,000		42,000
Recurring | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4]	2,233,000		2,587,000
Liabilities:
Trading liabilities		3,117,000		3,046,000
Recurring | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	277,000		192,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	5,359,000		6,019,000
Liabilities:
Trading liabilities		4,059,000		4,519,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]	1,953,000		1,851,000
Recurring | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		379,000		396,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	115,000		159,000
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	2,497,000		2,224,000
Liabilities:
Trading liabilities		1,000		1,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4]	13,000		0
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]	199,000		183,000
Liabilities:
Trading liabilities	[14]	3,000		0
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	572,000		253,000
Liabilities:
Trading liabilities		84,000		88,000
Recurring | Equity contracts [Member]
Assets:
Derivative assets	[5]	1,747,000		1,922,000
Liabilities:
Derivative liabilities	[5]	1,983,000		2,254,000
Recurring | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	31,665,000		19,521,000
Liabilities:
Derivative liabilities	[5]	31,675,000		19,303,000
Recurring | Credit contracts [Member]
Assets:
Derivative assets	[5]	1,111,000		1,314,000
Liabilities:
Derivative liabilities	[5]	1,118,000		1,623,000
Recurring | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	7,577,000		3,312,000
Liabilities:
Derivative liabilities	[5]	6,992,000		2,940,000
Recurring | Commodity contracts [Member]
Assets:
Derivative assets	[5]	0		0
Liabilities:
Derivative liabilities	[5]	1,000		0
Recurring | Non-trading debt securities [Member]
Assets:
Other assets		948,000		1,024,000
Recurring | Other [Member]
Assets:
Other assets	[13]	527,000		508,000
Recurring | Level 1 [Member]
Assets:
Trading assets and private equity investments	[4]	8,353,000		9,514,000
Derivative assets	[5]	¥ 28,000		¥ 765,000
Netting
Subtotal, Assets		¥ 8,381,000		¥ 10,279,000
Loans and receivables
Collateralized agreements
Total Assets		¥ 9,065,000		¥ 11,043,000
Liabilities:
Trading liabilities		7,383,000		7,727,000
Derivative liabilities		¥ 29,000		¥ 841,000
Netting
Subtotal, Liabilities		¥ 7,412,000		¥ 8,568,000
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings	[8],[10],[11]	¥ 80,000		¥ 134,000
Other liabilities	[12]	96,000		152,000
Total Liabilities		7,588,000		8,854,000
Recurring | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	1,707,000		2,176,000
Liabilities:
Trading liabilities		¥ 1,027,000		¥ 774,000
Recurring | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 2,233,000		¥ 2,587,000
Liabilities:
Trading liabilities		¥ 3,117,000		¥ 3,046,000
Recurring | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 3,965,000		¥ 4,615,000
Liabilities:
Trading liabilities		¥ 3,155,000		¥ 3,831,000
Recurring | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 448,000		¥ 136,000
Liabilities:
Trading liabilities		84,000		76,000
Recurring | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	7,000		750,000
Liabilities:
Derivative liabilities	[5]	18,000		827,000
Recurring | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	16,000		11,000
Liabilities:
Derivative liabilities	[5]	8,000		10,000
Recurring | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	5,000		4,000
Liabilities:
Derivative liabilities	[5]	¥ 2,000		¥ 4,000
Recurring | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5]	¥ 0		¥ 0
Liabilities:
Derivative liabilities	[5]	1,000		0
Recurring | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		342,000		406,000
Recurring | Level 1 [Member] | Other [Member]
Assets:
Other assets	[13]	342,000		358,000
Recurring | Level 2 [Member]
Assets:
Trading assets and private equity investments	[4]	7,077,000		6,594,000
Derivative assets	[5]	¥ 41,837,000		¥ 25,061,000
Netting
Subtotal, Assets		¥ 48,914,000		¥ 31,655,000
Loans and receivables	[6]	304,000		280,000
Collateralized agreements	[7]	1,530,000		1,087,000
Total Assets		51,482,000		33,731,000
Liabilities:
Trading liabilities		1,349,000		1,229,000
Derivative liabilities		¥ 41,476,000		¥ 25,018,000
Netting
Subtotal, Liabilities		¥ 42,825,000		¥ 26,247,000
Short-term borrowings	[8]	188,000		46,000
Payables and deposits	[9]	0		0
Collateralized financing	[7]	983,000		530,000
Long-term borrowings	[8],[10],[11]	1,996,000		1,439,000
Other liabilities	[12]	108,000		86,000
Total Liabilities		46,100,000		28,348,000
Recurring | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	710,000		655,000
Liabilities:
Trading liabilities		62,000		¥ 132,000
Recurring | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments		¥ 0	[4],[13]
Recurring | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 277,000		¥ 192,000
Recurring | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	1,391,000		1,378,000
Liabilities:
Trading liabilities		904,000		688,000
Recurring | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]	1,786,000		1,735,000
Recurring | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		379,000		396,000
Recurring | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	113,000		156,000
Recurring | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	2,496,000		2,221,000
Liabilities:
Trading liabilities		¥ 1,000		¥ 1,000
Recurring | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]	¥ 184,000		¥ 170,000
Liabilities:
Trading liabilities	[14]	3,000		0
Recurring | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	120,000		87,000
Liabilities:
Trading liabilities		0		12,000
Recurring | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	1,668,000		1,102,000
Liabilities:
Derivative liabilities	[5]	1,887,000		1,368,000
Recurring | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	31,559,000		19,398,000
Liabilities:
Derivative liabilities	[5]	31,555,000		19,142,000
Recurring | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	1,066,000		1,268,000
Liabilities:
Derivative liabilities	[5]	1,080,000		1,582,000
Recurring | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	7,544,000		3,293,000
Liabilities:
Derivative liabilities	[5]	6,954,000		2,926,000
Recurring | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5]	0		0
Liabilities:
Derivative liabilities	[5]	0		0
Recurring | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		606,000		615,000
Recurring | Level 2 [Member] | Other [Member]
Assets:
Other assets	[13]	128,000		94,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[4]	293,000		301,000
Derivative assets	[5]	¥ 235,000		¥ 243,000
Netting
Subtotal, Assets		¥ 528,000		¥ 544,000
Loans and receivables	[6]	¥ 15,000		¥ 26,000
Collateralized agreements
Total Assets		¥ 600,000		¥ 629,000
Liabilities:
Trading liabilities		3,000		1,000
Derivative liabilities		¥ 264,000		¥ 261,000
Netting
Subtotal, Liabilities		¥ 267,000		¥ 262,000
Short-term borrowings	[8]	1,000		3,000
Payables and deposits	[9]	¥ 0		¥ 0
Collateralized financing
Long-term borrowings	[8],[10],[11]	¥ 525,000		¥ 394,000
Other liabilities
Total Liabilities		¥ 793,000		¥ 659,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	39,000		68,000
Liabilities:
Trading liabilities		3,000		1,000
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13]	¥ 49,000		¥ 42,000
Recurring | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 3,000		¥ 26,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 167,000		¥ 116,000
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		0		0
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	2,000		3,000
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 1,000		¥ 3,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 13,000		¥ 0
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]	¥ 15,000		¥ 13,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	¥ 4,000		¥ 30,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	¥ 72,000		¥ 70,000
Liabilities:
Derivative liabilities	[5]	78,000		59,000
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	90,000		112,000
Liabilities:
Derivative liabilities	[5]	112,000		151,000
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	40,000		42,000
Liabilities:
Derivative liabilities	[5]	36,000		37,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	33,000		19,000
Liabilities:
Derivative liabilities	[5]	¥ 38,000		14,000
Recurring | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets				0	[5]
Liabilities:
Derivative liabilities	[5]	¥ 0		0
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		0		3,000
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[13]	¥ 57,000		¥ 56,000
Recurring | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments
Derivative assets		¥ (40,514,000)		¥ (23,764,000)
Netting	[2]	(40,514,000)		(23,764,000)
Subtotal, Assets		¥ (40,514,000)		¥ (23,764,000)
Loans and receivables
Collateralized agreements
Total Assets		¥ (40,514,000)		¥ (23,764,000)
Liabilities:
Trading liabilities
Derivative liabilities		¥ (40,460,000)		¥ (24,030,000)
Netting	[2]	(40,460,000)		(24,030,000)
Subtotal, Liabilities		¥ (40,460,000)		¥ (24,030,000)
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings
Other liabilities
Total Liabilities		¥ (40,460,000)		¥ (24,030,000)
Recurring | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2014, Nomura offset a total of \1,283 billion of cash collateral receivables against net derivative liabilities and \1,017 billion of cash collateral payables against net derivative assets. As of March 31, 2015, Nomura offset a total of \1,830 billion of cash collateral receivables against net derivative liabilities and \1,884 billion of cash collateral payables against net derivative assets.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[5]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[6]	Includes loans for which the fair value option has been elected.
[7]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[8]	Includes structured notes for which the fair value option has been elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes loan commitments for which the fair value option has been elected.
[13]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.